LEASES (Tables)	9 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of Lease Cost, Supplemental Cash Flow Information Related to Operating Leases, and Weighted-Average Remaining Lease Term and Weighted-Average Discount for Operating and Finance Leases
The components of operating lease cost for the years ended December 31, 2024, 2023 and 2022 were as follows (in thousands):

	December 31,
	2024	2023	2022
Operating lease cost:
Fixed lease cost	$9,063	$5,939	$5,335
Short-term lease cost	184	—	50
Variable lease cost	6,763	5,498	4,123
Total operating lease cost	$16,010	$11,437	$9,508
Supplemental cash flow information related to the operating leases for the years ended December 31, 2024, 2023 and 2022 is as follows (in thousands):

	December 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,795	$7,016	$5,326
The weighted-average remaining lease term and the weighted-average discount rate for the operating and finance leases were as follows:

	December 31,
	2024		2023
	Operating	Finance	Operating	Finance
Weighted average remaining lease term (years)	5.6	3.8	6.0	3.3
Weighted average discount rate	17.6%	7.9%	17.4%	6.7%
The components of operating lease cost for the three and nine months ended September 30, 2025 and 2024 were as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Operating lease cost:
Fixed lease cost	$3,491	$2,265	$7,609	$6,755
Short-term lease cost	106	118	277	118
Variable lease cost	1,671	1,655	6,325	5,107
Total operating lease cost	$5,268	$4,038	$14,211	$11,980
Supplemental cash flow information related to the operating leases for the nine months ended September 30, 2025 and 2024 is as follows (in thousands):

	Nine Months Ended September 30,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$6,662	$5,760
The weighted-average remaining lease term and the weighted-average discount rate for the operating and finance leases were as follows:

	Nine Months Ended September 30,
	2025		2024
	Operating	Finance	Operating	Finance
Weighted average remaining lease term (years)	5.21 years	3.62 years	5.62 years	4.01 years
Weighted average discount rate	17.8%	8.0%	17.6%	7.9%

Schedule of Supplemental Balance Sheet Information Related to Operating Leases
The following table presents the supplemental balance sheet information related to operating leases for the year ended December 31, 2024 and 2023 (in thousands):

	December 31,
	2024	2023
Operating lease right of use assets	$15,478	$15,684
Total right of use asset	$15,478	$15,684

Current portion of operating lease liability	$6,622	$4,462
Non-current operating lease liabilities	15,438	16,497
Less: Tenant improvement allowance receivable	(2,426)	(3,657)
Total leased liabilities	$19,634	$17,302
The following table presents the supplemental balance sheet information related to operating leases at September 30, 2025 and December 31, 2024 (in thousands):

	September 30, 2025	December 31, 2024
Operating lease right of use assets	$16,694	$15,478
Total right of use asset	$16,694	$15,478

Current portion of operating lease liability	$6,127	$6,622
Non-current operating lease liabilities	18,617	15,438
Less: Tenant improvement allowance receivable	(929)	(2,426)
Total leased liabilities	$23,815	$19,634

Schedule of Undiscounted Cash Flow for Future Maturities of Operating Lease Liabilities
The Company uses its incremental borrowing rate as the discount rate, which is based on the implied cost of debt. The undiscounted cash flow for future maturities of the Company's lease liabilities as of December 31, 2024 are as follows (in thousands):

	Operating Lease	Finance Lease
2025	$8,515	$179
2026	7,079	167
2027	3,763	138
2028	2,640	70
2029	2,672	70
Thereafter	14,338	—
Total lease payments	39,007	624
Less: imputed interest	(16,947)	(63)
Total lease liabilities	22,060	561
Less: current lease liabilities	(6,622)	(151)
Total non-current lease liabilities	$15,438	$410
The Company uses its incremental borrowing rate as the discount rate, which is based on the implied cost of debt. The undiscounted cash flow for future maturities of the Company’s lease liabilities as of September 30, 2025 are as follows (in thousands):

	Operating Lease	Finance Lease
2025	$2,634	$50
2026	10,642	199
2027	7,439	174
2028	2,711	105
2029	2,697	105
Thereafter	13,662	17
Total lease payments	39,785	650
Less: imputed interest	(15,041)	(68)
Total lease liabilities	24,744	582
Less: current lease liabilities	(6,127)	(170)
Total non-current lease liabilities	$18,617	$412

Schedule of Undiscounted Cash Flow for Future Maturities of Finance Lease Liabilities
The Company uses its incremental borrowing rate as the discount rate, which is based on the implied cost of debt. The undiscounted cash flow for future maturities of the Company's lease liabilities as of December 31, 2024 are as follows (in thousands):

	Operating Lease	Finance Lease
2025	$8,515	$179
2026	7,079	167
2027	3,763	138
2028	2,640	70
2029	2,672	70
Thereafter	14,338	—
Total lease payments	39,007	624
Less: imputed interest	(16,947)	(63)
Total lease liabilities	22,060	561
Less: current lease liabilities	(6,622)	(151)
Total non-current lease liabilities	$15,438	$410
The Company uses its incremental borrowing rate as the discount rate, which is based on the implied cost of debt. The undiscounted cash flow for future maturities of the Company’s lease liabilities as of September 30, 2025 are as follows (in thousands):

	Operating Lease	Finance Lease
2025	$2,634	$50
2026	10,642	199
2027	7,439	174
2028	2,711	105
2029	2,697	105
Thereafter	13,662	17
Total lease payments	39,785	650
Less: imputed interest	(15,041)	(68)
Total lease liabilities	24,744	582
Less: current lease liabilities	(6,127)	(170)
Total non-current lease liabilities	$18,617	$412

Schedule of Maturity Analysis of Lease Receivables
The following table sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date (in thousands):

2025	$1,228
2026	1,134
2027	330
2028	21
2029	19
Thereafter	—
Total lease receivable	$2,732
The following table sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date (in thousands):

2025	$341
2026	1,268
2027	645
2028	373
2029	337
Thereafter	80
Total lease receivable	$3,044